Retirement Benefits (Pension plan assets at fair value by asset class) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 245.2	$ 226.1	$ 219.2
Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	192.1	174.2	150.2
Level 3 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7.3	6.6	9.3
Level 3 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	45.8	45.3	59.7
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,705.3	2,613.6	2,746.2
U.S. [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12.7	11.1
U.S. [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	637.0	681.7
U.S. [Member] | Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	300.2	480.1
U.S. [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	815.5	615.1
U.S. [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	747.8	651.4
U.S. [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	192.1	174.2
U.S. [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	949.9	1,172.9
U.S. [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12.7	11.1
U.S. [Member] | Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	637.0	681.7
U.S. [Member] | Level 1 [Member] | Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	300.2	480.1
U.S. [Member] | Level 1 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
U.S. [Member] | Level 1 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
U.S. [Member] | Level 1 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
U.S. [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,563.3	1,266.5
U.S. [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
U.S. [Member] | Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
U.S. [Member] | Level 2 [Member] | Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
U.S. [Member] | Level 2 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	815.5	615.1
U.S. [Member] | Level 2 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	747.8	651.4
U.S. [Member] | Level 2 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
U.S. [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	192.1	174.2
U.S. [Member] | Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
U.S. [Member] | Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
U.S. [Member] | Level 3 [Member] | Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
U.S. [Member] | Level 3 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
U.S. [Member] | Level 3 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
U.S. [Member] | Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	192.1	174.2
International [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,411.1	1,302.8	$ 1,368.4
International [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6.6	10.1
International [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	854.8	766.9
International [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	486.9	465.6
International [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	17.0	14.9
International [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	45.8	45.3
International [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6.6	10.1
International [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6.6	10.1
International [Member] | Level 1 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
International [Member] | Level 1 [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
International [Member] | Level 1 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
International [Member] | Level 1 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
International [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,351.4	1,240.8
International [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
International [Member] | Level 2 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	854.8	766.9
International [Member] | Level 2 [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	486.9	465.6
International [Member] | Level 2 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9.7	8.3
International [Member] | Level 2 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
International [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	53.1	51.9
International [Member] | Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
International [Member] | Level 3 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
International [Member] | Level 3 [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
International [Member] | Level 3 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7.3	6.6
International [Member] | Level 3 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 45.8	$ 45.3